As filed with the Securities and Exchange Commission on September 23, 2009.

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                  Pre-Effective Amendment No.                     [ ]
                  Post-Effective Amendment No. 73                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  [ ]
                  Amendment No. 74                                [X]

                                JNL SERIES TRUST
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                    1 Corporate Way, Lansing, Michigan 48951
          --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
         ---------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Series Trust                             1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary          Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan 48951                      Attn:  Gary O. Cohen

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

_X__ on September 28, 2009 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

____ 75 days after filing pursuant to paragraph (a)(2)

____ on ____________, pursuant to paragraph (a)(2) of Rule 485.

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement the following changes:

1) Mergers of the following existing funds into the following respective existing funds of the Trust:

     a. JNL/PPM America Core Equity Fund will merge into the following, under new management by Investment Sub-Adviser Mellon Capital Management
          Corporation:

          JNL/Mellon Capital Management S&P 500 Index Fund

     b. JNL/S&P Retirement Income Fund will merge into the following, under management by Investment Sub-Adviser Standard & POor's Investment Advisory Services, LLC:

          JNL/S&P Managed Moderate Fund

     c. JNL/S&P Retirement 2015 Fund will merge into the following, under management by Investment Sub-Adviser Standard & Poor's Investment Advisory Services, LLC:

          JNL/S&P Managed Moderate Growth Fund

     d. JNL/S&P Retirement 2020 Fund will merge into the following, under management by Investment Sub-Adviser Standard & Poor's Investment Advisory Services, LLC:

          JNL/S&P Managed Growth Fund

     e. JNL/S&P Retirement 2025 Fund will merge into the following, under management by Investment Sub-Adviser Standard & Poor's Investment Advisory Services, LLC:

          JNL/S&P Managed Growth Fund

2) The addition of the following fund to be advised by a new Investment Sub-Adviser Ivy Investment Management Company:

     JNL/Ivy Asset Strategy Fund

3) The addition of the following fund to be advised by existing Investment Sub-Adviser Mellon Capital Management Corporation:

     JNL/Mellon Capital Management Global Alpha Fund

4) The replacement of Goldman Sachs Asset Management, L.P. with T. Rowe Price Associates, Inc. for one fund (the JNL/Goldman Sachs Short Duration Bond
     Fund);

5) A Fund Name Change from JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund.

6) To reflect other changes to the Prospectus dated April 6, 2009 for the JNL Series Trust and to the Statement of Additional Information dated April 6, 2009.

Both of which were filed with the Commission on March 24, 2009, as part of Post-Effective Amendment No. 68 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST


Please note that the changes are effective September 28, 2009, except as otherwise noted.


Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND
JNL/S&P RETIREMENT INCOME FUND
JNL/S&P RETIREMENT 2015 FUND
JNL/S&P RETIREMENT 2020 FUND
JNL/S&P RETIREMENT 2025 FUND


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Commodity Securities Fund (FORMERLY,  JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)
JNL/Ivy Asset Strategy Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/T.  Rowe Price  Short-Term  Bond Fund  (FORMERLY,  JNL/GOLDMAN  SACHS  SHORT DURATION BOND FUND)


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.



ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL  INDEX  FUND,  JNL/MELLON  CAPITAL  MANAGEMENT  BOND  INDEX  FUND,
JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND,
JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, JNL/MANAGED AGGRESSIVE GROWTH FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE FOLLOWING FUNDS, JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND, JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, AND JNL/S&P 4 FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE SECOND TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

------------------------------------------------- ----------------------------------------------
                 INTERNATIONAL                                     ALTERNATIVE
------------------------------------------------- ----------------------------------------------
------------------------------------------------- ----------------------------------------------
            Emerging Markets Equity                           Listed Private Equity
                                                                   Long/Short
                                                                 Absolute Return
                                                    Global Tactical Asset Allocation ("GTAA")
------------------------------------------------- ----------------------------------------------


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" LOCATED RIGHT BEFORE THE SECTION "PRINCIPAL RISKS OF INVESTING IN EACH FUND" AND REPLACE IT WITH THE FOLLOWING:


NON-TRADITIONAL ASSET CLASSES

JNL SERIES TRUST
------------------------------------------------------------------------- -----------------------------------------------------
UNDERLYING FUND                                                                               ASSET CLASS
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/AIM Global Real Estate Fund                                                            Global Real Estate
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Credit Suisse Commodity Securities Fund                                                Natural Resources
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Credit Suisse Long/Short Fund                                                              Long/Short
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                                              Emerging Market Debt
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Ivy Asset Strategy Fund                                                                       GTAA
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Lazard Emerging Markets Fund                                                        Emerging Markets Equity
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Mellon Capital Management Global Alpha Fund                                             Absolute Return
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/PIMCO Real Return Fund                                                             Inflation-Index Securities
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/PPM America High Yield Bond Fund                                                        U.S. High Yield
------------------------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------------------------- -----------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund                                                 Listed Private Equity
------------------------------------------------------------------------- -----------------------------------------------------



FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".



THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.


o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.


o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

o "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK

o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK

o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK

o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.


PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008


-------------------- ------------------------------- ----------------------------- -------------------------------
                               AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008
-------------------- ------------------------------- ----------------------------- -------------------------------
                            RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
   1 year                       -26.44%                        -30.16%                        -37.00%
-------------------- ------------------------------- ----------------------------- -------------------------------
   3 years                        7.05%                          5.73%                          -8.36%
-------------------- ------------------------------- ----------------------------- -------------------------------
   5 years                       10.78%                         10.30%                         -2.19%
-------------------- ------------------------------- ----------------------------- -------------------------------
   10 years                       9.31%*                        6.79%**                         -1.39%
-------------------- ------------------------------- ----------------------------- -------------------------------



* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS B
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.06%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $108
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $337
-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:


o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.


Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.



FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."



THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.


The Fund normally invests in instruments that provide investment exposure (i.e. taking a position, either long or short) to global equity, bond and currency markets, and in fixed-income securities. A long position is when a security is bought or purchased (i.e. the investor profits when the price of the security goes up). A short position is when a security, that was not previously held, is sold (i.e. the investor profits when the price of the security goes down). The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value deliver positive returns by going long in those markets that are cheap and short in those markets that are expensive. The Sub-Adviser does this by comparing the relative attractiveness of developed equity, bond, and currency markets. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for each country in all of the asset classes and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.


For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks. The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.


The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:


o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK


Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS B
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.16%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $118
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $368
-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:


o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.


Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.


The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.



FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.



THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.


PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.


Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.


In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.


The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.


Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities tofall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

CLASS B

[GRAPHIC OMITTED]

4.95%     -5.66%
----------------
2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 1.90% (3rd quarter of 2006) and its lowest quarterly return was 0.76% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------
* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the

Fund was managed by Goldman Sachs Asset Management, L.P. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return. Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ------------------ ------------------
                                                                                                    1 year         Life of Class*
---------------------------------------------------------------------------------------------- ------------------ ------------------
JNL/T. Rowe Price Short-Term Bond Fund (Class B)                                                     -5.66%              0.85%
Merrill Lynch 1-3 Year Treasury Index                                                                 6.61%              6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                       4.97%              5.75%
---------------------------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.56%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $57
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $179
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $313
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $701
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.


The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.


The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "SUMMARY OF MAIN RISK CHARACTERISTICS OF JNL/S&P FUNDS BASED ON TYPICAL INVESTMENT HOLDINGS OF UNDERLYING FUNDS", PLEASE DELETE ALL REFERENCES TO JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND, AND JNL/S&P RETIREMENT 2025 FUND ("JNL/S&P RETIREMENT FUNDS") IN THEIR ENTIRETY.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- --------------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
                                                                      JNL/T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- --------------------------------------------------------------

FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE REMOVE THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND AND REPLACE IT WITH THE JNL/T. R.OWE PRICE SHORT-TERM BOND FUND.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.



PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.



IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%

----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:


----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Ivy Asset Strategy Fund                           $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Global Alpha Fund       $0 to $500 million                                      1.00%
                                                      Over $500 million                                        .90%
----------------------------------------------------- ---------------------------------- ---------------------------



IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" PLEASE ADD THE FOLLOWING FUNDS TO THE CHART:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Ivy Asset Strategy Fund                                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Global Alpha Fund                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.


The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009       $10.00       $ (0.01)        $ 1.03         $ 1.02           $ -                $ -       $ 11.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.26           1.25             -                  -         11.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.44           1.43             -                  -         11.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.63           1.62             -                  -         11.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04

Class B
     06/30/2009              7.04             -           1.00           1.00             -                  -           8.04
     12/31/2008             15.99          0.29          (6.79)         (6.50)        (0.06)             (2.39)          7.04
     12/31/2007             14.82          0.33           1.14           1.47         (0.30)                 -          15.99
     12/31/2006             12.08          0.13           2.64           2.77         (0.03)                 -          14.82
     12/31/2005             11.06          0.16           1.05           1.21         (0.19)                 -          12.08
 03/05(A)-12/31/2004        10.11          0.09           0.99           1.08         (0.13)                 -          11.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67

Class B
     06/30/2009              8.72          0.03           0.35           0.38             -                  -          9.10
     12/31/2008             15.02          0.06          (5.73)         (5.67)        (0.04)             (0.59)         8.72
     12/31/2007             13.55          0.05           2.11           2.16         (0.03)             (0.66)        15.02
     12/31/2006             12.55          0.04           0.97           1.01         (0.01)                 -         13.55
     12/31/2005             11.69          0.02           0.84           0.86             -                  -         12.55
 03/05(A)-12/31/2004        10.99          0.02           0.68           0.70             -                  -         11.69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70

Class B
     06/30/2009              5.82          0.12           0.11           0.23             -                  -          6.05
     12/31/2008             12.52          0.33          (5.00)         (4.67)        (0.26)             (1.77)         5.82
     12/31/2007             15.83          0.24          (2.60)         (2.36)        (0.14)             (0.81)        12.52
     12/31/2006             11.72          0.44           3.85           4.29         (0.07)             (0.11)        15.83
 05/02(A)-12/31/2005        10.00          0.23           1.49           1.72             -                  -         11.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009        10.20 %         $ 28,789          3%        0.21 %         (0.21)%           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009          12.50           49,869           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009          14.30           50,270           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009          16.20           29,013           0          0.21         (0.21)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94

Class B
     06/30/2009               14.20 (T)          241          23          0.85         (0.11)            n/a            n/a
     12/31/2008              (40.85)           9,418          53          0.83          2.27             n/a            n/a
     12/31/2007                9.96           15,987         105          0.83          2.08             n/a            n/a
     12/31/2006               22.97           14,618          12          0.85          0.88             n/a            n/a
     12/31/2005               10.94              134          71          0.87          1.46             n/a            n/a
 03/05(A)-12/31/2004          10.72                1          75          0.92          1.30            0.94           1.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06

Class B
     06/30/2009                4.36              455          32          0.78          0.72             n/a            n/a
     12/31/2008              (37.55)             404          56          0.77          0.52             n/a            n/a
     12/31/2007               16.05              436          71          0.80          0.36             n/a            n/a
     12/31/2006                8.07              344          90          0.80          0.32             n/a            n/a
     12/31/2005                7.39              236         101          0.81          0.23             n/a            n/a
 03/05(A)-12/31/2004           6.37               24          96          0.86          0.55            0.90           0.52
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a

Class B
     06/30/2009                3.95              337          37          0.87          4.62             n/a            n/a
     12/31/2008              (35.61)             294         117          0.83          2.93             n/a            n/a
     12/31/2007              (14.82)             368          76          0.82          1.55             n/a            n/a
     12/31/2006               36.59              378          37          0.82          3.13             n/a            n/a
 05/02(A)-12/31/2005          17.20              146          36          0.85          3.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47

Class B
     06/30/2009              7.60             -           0.97           0.97             -                  -          8.57
     12/31/2008             14.95         (0.01)         (6.01)         (6.02)            -              (1.33)         7.60
     12/31/2007             14.36         (0.07)          1.72           1.65             -              (1.06)        14.95
     12/31/2006             13.57         (0.08)          2.08           2.00             -              (1.21)        14.36
     12/31/2005             12.48         (0.04)          1.13           1.09             -                  -         13.57
 03/05(A)-12/31/2004        12.21         (0.02)          0.29           0.27             -                  -         12.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02

Class B
     06/30/2009              7.50          0.10           0.33           0.43             -                  -          7.93
     12/31/2008             12.17          0.30          (3.78)         (3.48)        (0.13)             (1.06)         7.50
     12/31/2007             12.07          0.23           0.74           0.97         (0.12)             (0.75)        12.17
     12/31/2006             11.14          0.20           1.03           1.23         (0.10)             (0.20)        12.07
     12/31/2005             10.10          0.14           0.90           1.04             -                  -         11.14
 03/05(A)-12/31/2004         9.52          0.06           0.58           0.64         (0.06)                 -         10.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41

Class B
     06/30/2009             15.41          0.18           1.99           2.17             -                  -         17.58
     12/31/2008             26.75          0.44         (11.78)        (11.34)            -                  -         15.41
     12/31/2007             22.39          0.01           4.65           4.66         (0.30)                 -         26.75
     12/31/2006             19.76          0.10           2.58           2.68         (0.05)                 -         22.39
     12/31/2005             19.45          0.12           0.29           0.41         (0.10)                 -         19.76
 03/05(A)-12/31/2004        18.37          0.11           0.97           1.08             -                  -         19.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87

Class B
     06/30/2009              4.55          0.05           1.09           1.14             -                  -          5.69
     12/31/2008              9.88          0.14          (5.46)         (5.32)        (0.01)                 -          4.55
12/03(A) - 12/31/2007       10.00          0.00          (0.12)         (0.12)            -                  -          9.88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)

Class B
     06/30/2009                 12.76              128          12          0.96         (0.07)            n/a            n/a
     12/31/2008                (39.58)             103          42          0.96         (0.10)            n/a            n/a
     12/31/2007                 11.58              111          37          0.95         (0.47)            n/a            n/a
     12/31/2006                 14.74              215          54          0.96         (0.58)            n/a            n/a
     12/31/2005                  8.73              158          65          0.95         (0.46)            n/a            n/a
 03/05(A)-12/31/2004             2.21                7          93          0.96         (0.68)           0.98          (0.70)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24

    Class B
     06/30/2009                  5.73              224          44          0.81          2.72             n/a            n/a
     12/31/2008                (28.22)             189          70          0.81          2.74             n/a            n/a
     12/31/2007                  8.24              290         155          0.78          1.78             n/a            n/a
     12/31/2006                 10.98              166          62          0.82          1.75             n/a            n/a
     12/31/2005                 10.31              131          83          0.81          1.42             n/a            n/a
 03/05(A)-12/31/2004             6.78                2         164          0.77          1.38            0.78           1.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48

Class B
     06/30/2009                 14.08 (U)          232          52          0.90          2.41             n/a            n/a
     12/31/2008                (42.39)             161          96          0.89          2.05             n/a            n/a
     12/31/2007                 20.87              133         195          0.90          0.05             n/a            n/a
     12/31/2006                 13.57              204         116          0.90          0.49             n/a            n/a
     12/31/2005                  2.12              122         264          0.89          0.51             n/a            n/a
 03/05(A)-12/31/2004             5.88                1         296          0.84          1.02            0.94           0.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a

Class B
     06/30/2009                 25.05              113          20          1.11          1.98             n/a            n/a
     12/31/2008                (53.84)              80          53          1.11          2.01             n/a            n/a
12/03(A) - 12/31/2007           (1.20)             108           2          1.11          0.43             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71

Class B
     06/30/2009             14.11          0.11           1.59           1.70             -                  -         15.81
     12/31/2008             23.88          0.09          (9.84)         (9.75)        (0.02)                 -         14.11
     12/31/2007             21.72          0.04           2.12           2.16             -                  -         23.88
     12/31/2006             20.71          0.02           0.99           1.01             -                  -         21.72
     12/31/2005             19.75         (0.01)          0.97           0.96             -                  -         20.71
 03/05(A)-12/31/2004        18.67          0.04           1.04           1.08             -                  -         19.75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90

Class B
     06/30/2009              6.33          0.08           1.15           1.23             -                  -          7.56
     12/31/2008             13.93          0.21          (7.36)         (7.15)        (0.02)             (0.43)         6.33
 01/16(A) - 12/31/2007      10.00          0.12           3.81           3.93             -                  -         13.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85

Class B
     06/30/2009              6.14          0.04           0.15           0.19             -                  -          6.33
     12/31/2008             10.87          0.11          (4.23)         (4.12)            -              (0.61)         6.14
 01/16(A) - 12/31/2007      10.00          0.00           0.87           0.87             -                  -         10.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96

Class B
     06/30/2009              5.16          0.04           0.66           0.70             -                  -          5.86
     12/31/2008             14.93          0.19          (6.09)         (5.90)        (0.40)             (3.47)         5.16
     12/31/2007             17.35          0.25          (0.12)          0.13         (0.13)             (2.42)        14.93
     12/31/2006             15.42          0.19           1.74           1.93          0.00 (F)              -         17.35
     12/31/2005             15.02          0.17           0.36           0.53         (0.13)                 -         15.42
 03/05(A)-12/31/2004        14.68          0.07           0.34           0.41         (0.07)                 -         15.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)

Class B
     06/30/2009                12.05              209          26          0.79          1.49             n/a            n/a
     12/31/2008               (40.81)             157          47          0.79          0.47             n/a            n/a
     12/31/2007                 9.94              210         190          0.80          0.19             n/a            n/a
     12/31/2006                 4.88              173          89          0.80          0.12             n/a            n/a
     12/31/2005                 4.86              140          77          0.79          0.02             n/a            n/a
 03/05(A)-12/31/2004            5.78                2         154          0.76          0.40            0.77           0.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a

Class B
     06/30/2009                19.43              290          77          0.85          2.45             n/a            n/a
     12/31/2008               (51.18)             270          71          0.84          1.94             n/a            n/a
 01/16(A) - 12/31/2007         39.30              302          51          0.85          0.96             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a

Class B
     06/30/2009                 3.09              104         315          1.39 (G)      1.27             n/a            n/a
     12/31/2008               (37.51)              93         455          1.39 (G)      1.22             n/a            n/a
 01/16(A) - 12/31/2007          8.70              117         240          2.07 (G)     (0.01)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81

Class B
     06/30/2009                13.57              163          20          0.76          1.38             n/a            n/a
     12/31/2008               (38.93)             138          57          0.76          1.55             n/a            n/a
     12/31/2007                 0.84              220          43          0.74          1.41             n/a            n/a
     12/31/2006                12.53              175         109          0.76          1.16             n/a            n/a
     12/31/2005                 3.56              140         106          0.76          0.97             n/a            n/a
 03/05(A)-12/31/2004            2.81               20         101          0.76          1.33            0.80           1.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97

Class B
     06/30/2009             12.08             -           1.06           1.06             -                  -         13.14
     12/31/2008             20.96         (0.01)         (8.02)         (8.03)            -              (0.85)        12.08
     12/31/2007             22.36         (0.06)          2.66           2.60             -              (4.00)        20.96
     12/31/2006             20.22         (0.10)          4.20           4.10             -              (1.96)        22.36
     12/31/2005             20.02         (0.11)          0.66           0.55             -              (0.35)        20.22
 03/05(A)-12/31/2004        18.33         (0.04)          1.73           1.69             -                  -         20.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009              6.32             -           0.51           0.51             -                  -          6.83
     12/31/2008             10.09          0.00          (3.66)         (3.66)        (0.11)              0.00 (F)      6.32
 01/16(A) - 12/31/2007      10.00          0.24          (0.15)          0.09             -                  -         10.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99

Class B
     06/30/2009              5.93          0.09           0.31           0.40             -                  -          6.33
     12/31/2008              9.97          0.20          (4.24)         (4.04)         0.00 (F)           0.00 (F)      5.93
 01/16(A) - 12/31/2007      10.00          0.16          (0.08)          0.08         (0.10)             (0.01)         9.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70

Class B
     06/30/2009              7.16          0.29           0.62           0.91             -                  -          8.07
     12/31/2008             10.17          0.66          (3.66)         (3.00)        (0.01)                 -          7.16
     12/31/2007             10.63          0.59          (0.38)          0.21         (0.65)             (0.02)        10.17
 05/01(A)-12/31/2006        10.00          0.35           0.65           1.00         (0.35)             (0.02)        10.63
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02

Class B
     06/30/2009              6.22          0.07           0.22           0.29             -                  -          6.51
     12/31/2008             10.03          0.17          (3.96)         (3.79)            -              (0.02)         6.22
 01/16(A) - 12/31/2007      10.00          0.13          (0.10)          0.03             -                  -         10.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)

Class B
     06/30/2009                 8.77              211          51          0.84          0.07             n/a            n/a
     12/31/2008               (38.20)             183          69          0.83         (0.03)            n/a            n/a
     12/31/2007                12.32              217          81          0.83         (0.24)            n/a            n/a
     12/31/2006                20.34              245          68          0.85         (0.46)            n/a            n/a
     12/31/2005                 2.71              145          57          0.85         (0.51)            n/a            n/a
 03/05(A)-12/31/2004            9.22                7          53          0.84         (0.53)           0.86          (0.55)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009                 8.07          636,791           4          0.06         (0.06)            n/a            n/a
     12/31/2008               (36.13)         580,801          14          0.06         (0.02)            n/a            n/a
 01/16(A) - 12/31/2007          0.90          800,395           9          0.05          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a

Class B
     06/30/2009                 6.75              169           3          0.91          3.15             n/a            n/a
     12/31/2008               (40.50)             153          11          0.91          2.48             n/a            n/a
 01/16(A) - 12/31/2007          0.82              211           3          0.90          1.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a

Class B
     06/30/2009                12.71              244          26          0.82          7.92             n/a            n/a
     12/31/2008               (29.51)             228          56          0.80          7.39             n/a            n/a
     12/31/2007                 1.96              170          21 (I)      0.83          5.37             n/a            n/a
 05/01(A)-12/31/2006           10.01              114          43          0.90          5.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a

Class B
     06/30/2009                 4.66              156          27          0.96 (J)      2.33             n/a            n/a
     12/31/2008               (37.76)             170          49          0.88 (J)      2.13             n/a            n/a
 01/16(A) - 12/31/2007          0.30              210          33          0.86 (J)      1.29             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03

Class B
     06/30/2009              6.53          0.05           0.34           0.39             -                  -          6.92
     12/31/2008             11.35          0.13          (3.97)         (3.84)        (0.12)             (0.86)         6.53
     12/31/2007             12.89          0.13          (0.89)         (0.76)        (0.18)             (0.60)        11.35
     12/31/2006             11.04          0.11           1.87           1.98         (0.02)             (0.11)        12.89
 05/02(A)-12/31/2005        10.00          0.03           1.01           1.04             -                  -         11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47

Class B
     06/30/2009             10.83          0.26           0.44           0.70             -                  -         11.53
     12/31/2008             12.13          0.58          (1.19)         (0.61)        (0.50)             (0.19)        10.83
     12/31/2007             12.05          0.61           0.25           0.86         (0.78)                 -         12.13
     12/31/2006             11.49          0.58          (0.01)          0.57         (0.01)                 -         12.05
     12/31/2005             11.84          0.48          (0.14)          0.34         (0.48)             (0.21)        11.49
 03/05(A)-12/31/2004        11.60          0.20           0.41           0.61         (0.18)             (0.19)        11.84
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67

Class B
     06/30/2009              9.67          0.25           1.02           1.27             -                  -         10.94
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39

Class B
     06/30/2009              6.50          0.06           0.29           0.35             -                  -          6.85
     12/31/2008             12.83          0.12          (4.85)         (4.73)        (0.13)             (1.47)         6.50
     12/31/2007             12.99          0.16           0.22           0.38         (0.12)             (0.42)        12.83
     12/31/2006             11.40          0.13           1.70           1.83         (0.06)             (0.18)        12.99
 05/02(A)-12/31/2005        10.00          0.07           1.33           1.40             -                  -         11.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a

Class B
     06/30/2009                5.97              170           1          0.96          1.51             n/a            n/a
     12/31/2008              (33.06)             139          14          0.96          1.33             n/a            n/a
     12/31/2007               (5.89)             123          26          0.96          0.96             n/a            n/a
     12/31/2006               17.93              239           6          0.95          0.88             n/a            n/a
 05/02(A)-12/31/2005          10.40              139           5          0.96          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a

Class B
     06/30/2009                6.46              211         548          0.70          4.77             n/a            n/a
     12/31/2008               (4.94)             197         462          0.70          4.95             n/a            n/a
     12/31/2007                7.18              171         186 (K)      0.71          4.99             n/a            n/a
     12/31/2006                4.94              259         113 (K)      0.72          5.01             n/a            n/a
     12/31/2005                2.87              171          97 (K)      0.73          4.64             n/a            n/a
 03/05(A)-12/31/2004           5.20                8          74 (K)      0.72          4.87             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a

Class B
     06/30/2009               13.13              142          75          0.91          5.03             n/a            n/a
 10/06(A)-12/31/2008          (3.30)              97          44          0.91          4.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a

Class B
     06/30/2009                5.38            5,144          57          0.84          1.79             n/a            n/a
     12/31/2008              (36.03)             244          98          0.84          1.11             n/a            n/a
     12/31/2007                2.97              210         117          0.83          1.16             n/a            n/a
     12/31/2006               16.06              206          47          0.85          1.09             n/a            n/a
 05/02(A)-12/31/2005          14.00              151          34          0.86          1.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31

Class B
     06/30/2009              9.41          0.16           0.24           0.40             -                  -          9.81
     12/31/2008             10.53          0.42          (1.03)         (0.61)        (0.47)             (0.04)         9.41
     12/31/2007             10.33          0.50           0.01           0.51         (0.31)                 -         10.53
 05/01(A)-12/31/2006        10.00          0.32           0.01           0.33             -                  -         10.33
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29

Class B
     06/30/2009              5.82          0.13           0.21           0.34             -                  -          6.16
     12/31/2008             14.57          0.39          (6.95)         (6.56)        (0.28)             (1.91)         5.82
     12/31/2007             14.23          0.31           1.38           1.69         (0.22)             (1.13)        14.57
     12/31/2006             11.07          0.28           3.29           3.57         (0.08)             (0.33)        14.23
     12/31/2005              9.37          0.15           1.62           1.77         (0.01)             (0.06)        11.07
 03/05(A)-12/31/2004         8.17          0.03           1.18           1.21         (0.01)                 -          9.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67

Class B
     06/30/2009             11.26             -           1.56           1.56             -                  -         12.82
     12/31/2008             20.22         (0.01)         (8.95)         (8.96)            -                  -         11.26
     12/31/2007             18.70          0.01           1.51           1.52             -                  -         20.22
     12/31/2006             16.65          0.02           2.03           2.05             -                  -         18.70
     12/31/2005             15.70          0.01           0.99           1.00         (0.05)                 -         16.65
 03/05(A)-12/31/2004        13.97          0.05           1.68           1.73             -                  -         15.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31

Class B
     06/30/2009             12.71          0.18              -           0.18             -                  -         12.89
     12/31/2008             12.16          0.51           0.30           0.81         (0.26)                 -         12.71
     12/31/2007             11.89          0.57           0.22           0.79         (0.52)                 -         12.16
     12/31/2006             11.50          0.50          (0.11)          0.39             -                  -         11.89
     12/31/2005             11.71          0.44          (0.14)          0.30         (0.41)             (0.10)        11.50
 03/05(A)-12/31/2004        11.75          0.16           0.02           0.18         (0.15)             (0.07)        11.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a

Class B
     06/30/2009               4.25               84          89          0.55          3.30             n/a            n/a
     12/31/2008              (5.66)              50         134          0.54          4.05             n/a            n/a
     12/31/2007               4.95              118          73 (L)      0.55          4.74             n/a            n/a
 05/01(A)-12/31/2006          3.30              103         109 (L)      0.54          4.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a

Class B
     06/30/2009               5.84              466          44          0.84          4.66             n/a            n/a
     12/31/2008             (44.44)             458          90          0.81          3.55             n/a            n/a
     12/31/2007              12.23              467          98          0.81          2.01             n/a            n/a
     12/31/2006              32.27              390          83          0.84          2.14             n/a            n/a
     12/31/2005              18.90              165          72          0.87          1.84             n/a            n/a
 03/05(A)-12/31/2004         14.85                5          90          0.93          1.36             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37

Class B
     06/30/2009              13.85              183          52          0.81          0.01             n/a            n/a
     12/31/2008             (44.31)             158         105          0.82         (0.08)            n/a            n/a
     12/31/2007               8.13              234         184          0.81          0.03             n/a            n/a
     12/31/2006              12.31              163         151          0.81          0.14             n/a            n/a
     12/31/2005               6.34              128         149          0.80          0.10             n/a            n/a
 03/05(A)-12/31/2004         12.38                3         232          0.78          0.97            0.80           0.95
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a

Class B
     06/30/2009               1.42              417          10          0.53          2.91             n/a            n/a
     12/31/2008               6.73              897          14          0.56          4.11             n/a            n/a
     12/31/2007               6.64              138          57 (M)      0.58          4.71             n/a            n/a
     12/31/2006               3.39              140         114 (M)      0.59          4.36             n/a            n/a
     12/31/2005               2.53              121          39 (M)      0.59          3.96             n/a            n/a
 03/05(A)-12/31/2004          1.54               13          65 (M)      0.61          4.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99

Class B
     06/30/2009              5.89          0.11           1.81           1.92             -                  -          7.81
     12/31/2008             14.49          0.37          (7.63)         (7.26)        (0.09)             (1.25)         5.89
     12/31/2007             11.00          0.21           3.32           3.53         (0.04)                 -         14.49
 05/01(A)-12/31/2006        10.00          0.11           0.89           1.00             -                  -         11.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66

Class B
     06/30/2009              6.90          0.02           0.68           0.70             -                  -          7.60
     12/31/2008             11.62          0.17          (4.69)         (4.52)        (0.15)             (0.05)         6.90
     12/31/2007             14.23          0.14          (0.51)         (0.37)        (0.10)             (2.14)        11.62
     12/31/2006             13.61          0.10           1.90           2.00         (0.03)             (1.35)        14.23
     12/31/2005             14.70          0.10           1.24           1.34         (0.06)             (2.37)        13.61
 03/05(A)-12/31/2004        14.28          0.02           2.13           2.15         (0.02)             (1.71)        14.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42

Class B
     06/30/2009              8.43          0.07           1.07           1.14             -                  -          9.57
 10/06(A)-12/31/2008        10.00             -          (1.57)         (1.57)            -                  -          8.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35

Class B
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              6.19             -           0.13           0.13             -                  -          6.32
     12/31/2008              9.92          0.25          (3.85)         (3.60)        (0.07)             (0.06)         6.19
 04/30(A) - 12/31/2007      10.00          0.21          (0.29)         (0.08)            -                  -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              6.83             -           0.30           0.30             -                  -          7.13
     12/31/2008             10.00          0.30          (3.30)         (3.00)        (0.07)             (0.10)         6.83
 04/30(A) - 12/31/2007      10.00          0.36          (0.36)             -             -                  -         10.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a

Class B
     06/30/2009             32.60              386          28          1.10          3.55             n/a            n/a
     12/31/2008            (49.94)             236          64          1.08          3.28             n/a            n/a
     12/31/2007             32.12              347          53          1.09          1.63             n/a            n/a
 05/01(A)-12/31/2006        10.00              150          28          1.16          1.69             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15

Class B
     06/30/2009             10.14              162          34          0.83          0.47             n/a            n/a
     12/31/2008            (38.88)           2,108          81          0.82          1.70             n/a            n/a
     12/31/2007             (2.44)           3,683          84          0.82          0.92             n/a            n/a
     12/31/2006             14.77            3,093          70          0.83          0.68             n/a            n/a
     12/31/2005              8.99              253          85          0.83          0.69             n/a            n/a
 03/05(A)-12/31/2004        15.20               29         101          0.88          0.45            0.93           0.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a

Class B
     06/30/2009             13.52               96          36          1.01          1.77             n/a            n/a
 10/06(A)-12/31/2008       (15.70)              84          10          1.04          0.17             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a

Class B
     06/30/2009             11.26               93          19          1.01          2.23             n/a            n/a
 10/06(A)-12/31/2008       (16.40)              84          34          1.03          1.03             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              2.10          138,812           5          0.06         (0.06)            n/a            n/a
     12/31/2008            (36.25)         100,370          20          0.06          3.11             n/a            n/a
 04/30(A) - 12/31/2007      (0.80)          57,683          60          0.06          3.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              4.39          112,814           7          0.06         (0.06)            n/a            n/a
     12/31/2008            (29.87)          60,409          23          0.06          3.49             n/a            n/a
 04/30(A) - 12/31/2007       0.00           29,922          32          0.06          5.34             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59

Class B
     06/30/2009              8.59          0.25           0.36           0.61             -                  -          9.20
 10/06(A)-12/31/2008        10.00          0.05          (1.42)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60

Class B
     06/30/2009              9.60          0.15           0.74           0.89             -                  -         10.49
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66

Class B
     06/30/2009              7.66          0.08           0.16           0.24             -                  -          7.90
     12/31/2008             12.57          0.21          (4.93)         (4.72)        (0.19)                 -          7.66
     12/31/2007             12.27          0.21           0.41           0.62         (0.20)             (0.12)        12.57
     12/31/2006             10.76          0.21           1.44           1.65         (0.06)             (0.08)        12.27
     12/31/2005             10.72          0.15           0.34           0.49         (0.12)             (0.33)        10.76
 03/05(A)-12/31/2004        10.25          0.09           0.52           0.61         (0.09)             (0.05)        10.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28

Class B
     06/30/2009              8.26          0.07           0.68           0.75             -                  -          9.01
     12/31/2008             14.95          0.20          (5.83)         (5.63)        (0.16)             (0.90)         8.26
     12/31/2007             15.07          0.21           0.94           1.15         (0.04)             (1.23)        14.95
     12/31/2006             14.22          0.19           1.22           1.41         (0.06)             (0.50)        15.07
     12/31/2005             13.27          0.11           1.51           1.62         (0.10)             (0.57)        14.22
 03/05(A)-12/31/2004        12.28          0.05           0.98           1.03         (0.04)                 -         13.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43

Class B
     06/30/2009              8.05          0.06           0.16           0.22             -                  -          8.27
     12/31/2008             13.66          0.14          (4.92)         (4.78)        (0.18)             (0.65)         8.05
     12/31/2007             14.86          0.21          (0.50)         (0.29)        (0.02)             (0.89)        13.66
     12/31/2006             13.42          0.20           2.16           2.36         (0.05)             (0.87)        14.86
     12/31/2005             13.39          0.10           0.49           0.59         (0.09)             (0.47)        13.42
 03/05(A)-12/31/2004        12.33          0.06           1.08           1.14         (0.05)             (0.03)        13.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a

Class B
     06/30/2009              7.10               93          11          0.58          6.30             n/a            n/a
 10/06(A)-12/31/2008        13.71               86           -          0.64          2.45             n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a

Class B
     06/30/2009              9.27              109          10          0.58          3.46             n/a            n/a
 10/06(A)-12/31/2008        (4.00)              98           -          0.62          0.99             n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a

Class B
     06/30/2009              3.13            9,383           2          0.41          2.35             n/a            n/a
     12/31/2008            (37.57)           8,916           7          0.40          2.01             n/a            n/a
     12/31/2007              5.14           10,797           3          0.39          1.65             n/a            n/a
     12/31/2006             15.29            9,547           1          0.40          1.74             n/a            n/a
     12/31/2005              4.54              537          14          0.41          1.50             n/a            n/a
 03/05(A)-12/31/2004         5.91              239           7          0.40          2.07             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a

Class B
     06/30/2009              9.08            3,719           8          0.42          1.79             n/a            n/a
     12/31/2008            (37.51)           2,613          30          0.41          1.55             n/a            n/a
     12/31/2007              7.69            3,470          25          0.40          1.27             n/a            n/a
     12/31/2006              9.91            2,804          10          0.41          1.26             n/a            n/a
     12/31/2005             12.14              245          15          0.41          1.02             n/a            n/a
 03/05(A)-12/31/2004         8.42               90          14          0.40          0.84             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a

Class B
     06/30/2009              2.73            3,214          16          0.41          1.59             n/a            n/a
     12/31/2008            (34.83)           2,299          29          0.41          1.17             n/a            n/a
     12/31/2007             (1.84)           2,771          21          0.40          1.41             n/a            n/a
     12/31/2006             17.66            2,714          17          0.40          1.33             n/a            n/a
     12/31/2005              4.38              248          16          0.40          1.04             n/a            n/a
 03/05(A)-12/31/2004         9.24               85          18          0.40          1.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67

Class B
     06/30/2009              9.68          0.21           0.39           0.60             -                  -         10.28
     12/31/2008             18.04          0.52          (8.24)         (7.72)        (0.33)             (0.31)         9.68
     12/31/2007             16.88          0.44           1.32           1.76         (0.37)             (0.23)        18.04
     12/31/2006             13.60          0.22           3.30           3.52         (0.09)             (0.15)        16.88
     12/31/2005             13.66          0.31           1.53           1.84         (0.27)             (1.63)        13.60
 03/05(A)-12/31/2004        12.05          0.05           1.62           1.67         (0.06)                 -         13.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83

Class B
     06/30/2009             11.36          0.25          (0.02)          0.23             -                  -         11.59
     12/31/2008             11.44          0.56          (0.11)          0.45         (0.53)                 -         11.36
     12/31/2007             11.05          0.55           0.19           0.74         (0.35)                 -         11.44
     12/31/2006             10.70          0.50          (0.09)          0.41         (0.06)                 -         11.05
     12/31/2005             10.76          0.20           0.02           0.22         (0.22)             (0.06)        10.70
 03/05(A)-12/31/2004        10.73          0.12           0.02           0.14         (0.11)                 -         10.76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92

Class B
     06/30/2009              7.07          0.09           0.77           0.86             -                  -          7.93
     12/31/2008             15.11          0.22          (6.46)         (6.24)        (0.21)             (1.59)         7.07
     12/31/2007             15.35          0.17           0.81           0.98         (0.12)             (1.10)        15.11
     12/31/2006             13.57          0.11           2.22           2.33         (0.05)             (0.50)        15.35
     12/31/2005             11.93          0.11           1.56           1.67         (0.03)                 -         13.57
 03/05(A)-12/31/2004        10.71          0.03           1.21           1.24         (0.02)                 -         11.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a

Class B
     06/30/2009               6.20           13,754           2          0.46          4.75             n/a            n/a
     12/31/2008             (42.82)           6,256          15          0.45          3.55             n/a            n/a
     12/31/2007              10.56           10,527           5          0.45          2.43             n/a            n/a
     12/31/2006              25.93            5,982           2          0.47          1.40             n/a            n/a
     12/31/2005              13.46              374          43          0.46          2.28             n/a            n/a
 03/05(A)-12/31/2004         13.85               50           3          0.46          1.19             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a

Class B
     06/30/2009               2.02            2,128          37 (N)      0.41          4.43             n/a            n/a
     12/31/2008               3.98            1,596          51 (N)      0.41          4.81             n/a            n/a
     12/31/2007               6.68              906          45 (N)      0.41          4.88             n/a            n/a
     12/31/2006               3.85              692          65 (N)      0.41          4.65             n/a            n/a
     12/31/2005               2.04              147         361          0.41          3.66             n/a            n/a
 03/05(A)-12/31/2004          1.35               17         215          0.41          3.38             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a

Class B
     06/30/2009              12.16              392          13          0.86          2.54             n/a            n/a
     12/31/2008             (40.69)             340          22          0.86          1.82             n/a            n/a
     12/31/2007               6.56              397          31          0.85          1.02             n/a            n/a
     12/31/2006              17.21              386          30          0.86          0.72             n/a            n/a
     12/31/2005              13.98              204          27          0.86          0.94             n/a            n/a
 03/05(A)-12/31/2004         11.60               24          18          0.86          0.59             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80

Class B
     06/30/2009              4.80          0.05           1.85           1.90             -                  -          6.70
     12/31/2008              9.80          0.13          (5.02)         (4.89)        (0.11)                 -          4.80
 12/03(A) - 12/31/2007      10.00          0.00          (0.20)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98

Class B
     06/30/2009              4.24          0.06           1.96           2.02             -                  -          6.26
     12/31/2008              9.98          0.03          (5.77)         (5.74)            -                  -          4.24
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09

Class B
     06/30/2009             10.13          0.15           0.74           0.89             -                  -         11.02
     12/31/2008             11.11          0.41          (0.82)         (0.41)        (0.17)             (0.40)        10.13
 01/16(A) - 12/31/2007      10.00          0.32           0.79           1.11             -                  -         11.11
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96

Class B
     06/30/2009             11.67          0.30           0.62           0.92             -                  -         12.59
     12/31/2008             12.64          0.56          (0.51)          0.05         (0.55)             (0.47)        11.67
     12/31/2007             12.22          0.59           0.45           1.04         (0.60)             (0.02)        12.64
     12/31/2006             11.91          0.55          (0.13)          0.42         (0.11)              0.00 (F)     12.22
     12/31/2005             12.15          0.29           0.02           0.31         (0.33)             (0.22)        11.91
 03/05(A)-12/31/2004        12.02          0.08           0.22           0.30         (0.04)             (0.13)        12.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a

Class B
     06/30/2009                39.58              104          24          1.07          1.90             n/a            n/a
     12/31/2008               (49.92)              57         132          1.09          1.73             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)              98           -          1.10         (0.47)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a

Class B
     06/30/2009                47.64              168          39          1.12          2.32             n/a            n/a
     12/31/2008               (57.52)              68         188          1.21          0.52             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)             100           -          1.20         (0.74)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a

Class B
     06/30/2009                 8.79              375         613          0.61          2.98             n/a            n/a
     12/31/2008                (3.57)             350        2289          0.61          3.63             n/a            n/a
 01/16(A) - 12/31/2007         11.10              126        1215 (O)      0.60          3.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a

Class B
     06/30/2009                 7.88           12,168         427          0.61          4.99             n/a            n/a
     12/31/2008                 0.57            9,891         660          0.61          4.40             n/a            n/a
     12/31/2007                 8.53            8,145         119 (P)      0.61          4.74             n/a            n/a
     12/31/2006                 3.57            6,953          63 (P)      0.60          4.51             n/a            n/a
     12/31/2005                 2.52              174         183 (P)      0.60          3.36             n/a            n/a
 03/05(A)-12/31/2004            2.46               30         163 (P)      0.61          3.09             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51

Class B
     06/30/2009              4.86          0.27           0.79           1.06             -                  -          5.92
     12/31/2008              8.02          0.65          (3.17)         (2.52)        (0.64)                 -          4.86
     12/31/2007              8.81          0.72          (0.79)         (0.07)        (0.72)                 -          8.02
     12/31/2006              8.12          0.66           0.21           0.87         (0.18)                 -          8.81
     12/31/2005              8.66          0.64          (0.48)          0.16         (0.62)             (0.08)         8.12
 03/05(A)-12/31/2004         8.15          0.14           0.41           0.55         (0.04)                 -          8.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62

Class B
     06/30/2009              5.61          0.04           0.47           0.51             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.08          (4.38)         (4.30)        (0.09)                 -          5.61
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27

Class B
     06/30/2009              6.27          0.03           0.20           0.23             -                  -          6.50
 03/31(a)-12/31/2008        10.00          0.07          (3.75)         (3.68)        (0.05)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42

Class B
     06/30/2009              7.62          0.09           0.58           0.67             -                  -          8.29
     12/31/2008             19.30          0.37          (9.61)         (9.24)        (0.44)             (2.00)         7.62
     12/31/2007             20.60          0.37          (1.48)         (1.11)        (0.19)                 -         19.30
     12/31/2006             18.20          0.22           2.18           2.40          0.00 (F)              -         20.60
     12/31/2005             17.48          0.28           0.62           0.90         (0.18)                 -         18.20
 03/05(A)-12/31/2004        16.82          0.21           0.66           0.87         (0.21)                 -         17.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91

Class B
     06/30/2009              5.91          0.08           0.67           0.75             -                  -          6.66
 10/06(A)-12/31/2008        10.00          0.03          (4.08)         (4.05)        (0.04)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a

Class B
     06/30/2009                21.81            5,005          20          0.59         10.28             n/a            n/a
     12/31/2008               (30.65)           3,280          78          0.59          9.09             n/a            n/a
     12/31/2007                (0.79)           3,999          95          0.58          8.12             n/a            n/a
     12/31/2006                10.72            4,443          62          0.59          7.60             n/a            n/a
     12/31/2005                 1.89              214          33          0.60          7.60             n/a            n/a
 03/05(A)-12/31/2004            6.84               13         149          0.63          7.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a

Class B
     06/30/2009                 9.09               64         66%          0.86          1.41             n/a            n/a
 03/31(a)-12/31/2008          (42.94)              58         154          0.86          1.28             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a

Class B
     06/30/2009                 3.67            2,441          88          0.86          0.94             n/a            n/a
 03/31(a)-12/31/2008          (36.75)              87          66          0.86          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20

Class B
     06/30/2009                 8.79              472          36          0.67          2.33             n/a            n/a
     12/31/2008               (47.07)              76          96          0.66          2.53             n/a            n/a
     12/31/2007                (5.36)             132          86          0.66          1.75             n/a            n/a
     12/31/2006                13.21              129         145          0.77          1.14             n/a            n/a
     12/31/2005                 5.18              107          79          0.76          1.18             n/a            n/a
 03/05(A)-12/31/2004            5.17                1          46          0.75          1.58            0.79           1.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a

Class B
     06/30/2009                12.69               88          23          1.00          2.83             n/a            n/a
 10/06(A)-12/31/2008          (40.54)              66           6          1.02          1.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009              7.72         (0.01)          0.28           0.27             -                  -          7.99
     12/31/2008             10.70          0.27          (3.12)         (2.85)        (0.09)             (0.04)         7.72
 01/16(A) - 12/31/2007      10.00          0.48           0.22           0.70             -                  -         10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              6.81         (0.01)          0.20           0.19             -                  -          7.00
     12/31/2008             10.67          0.23          (3.94)         (3.71)        (0.09)             (0.06)         6.81
 01/16(A) - 12/31/2007      10.00          0.35           0.32           0.67             -                  -         10.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009              6.31         (0.01)          0.20           0.19             -                  -          6.50
     12/31/2008             10.65          0.22          (4.40)         (4.18)        (0.10)             (0.06)         6.31
 01/16(A) - 12/31/2007      10.00          0.36           0.29           0.65             -                  -         10.65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              6.90          0.05           1.13           1.18             -                  -          8.08
     12/31/2008              9.92          0.16          (3.08)         (2.92)        (0.10)                 -          6.90
 12/03(A) - 12/31/2007      10.00          0.01          (0.08)         (0.07)        (0.01)                 -          9.92

Class B
     06/30/2009              6.87          0.06           1.12           1.18             -                  -          8.05
     12/31/2008              9.92          0.15          (3.08)         (2.93)        (0.12)                 -          6.87
 12/03(A) - 12/31/2007      10.00          0.01          (0.08)         (0.07)        (0.01)                 -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              7.04          0.12          (0.64)         (0.52)            -                  -          6.52
     12/31/2008              9.77          0.35          (2.89)         (2.54)        (0.19)              0.00 (F)      7.04
 12/03(A) - 12/31/2007      10.00          0.02          (0.24)         (0.22)        (0.01)                 -          9.77

Class B
     06/30/2009              7.03          0.13          (0.64)         (0.51)            -                  -          6.52
     12/31/2008              9.75          0.36          (2.88)         (2.52)        (0.20)              0.00 (F)      7.03
 12/03(A) - 12/31/2007      10.00          0.03          (0.26)         (0.23)        (0.02)                 -          9.75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009              6.21          0.06           0.56           0.62             -                  -          6.83
     12/31/2008              9.91          0.15          (3.70)         (3.55)        (0.09)             (0.06)         6.21
 12/03(A) - 12/31/2007      10.00          0.02          (0.10)         (0.08)        (0.01)                 -          9.91

Class B
     06/30/2009              6.21          0.07           0.56           0.63             -                  -          6.84
     12/31/2008              9.91          0.14          (3.68)         (3.54)        (0.10)             (0.06)         6.21
 12/03(A) - 12/31/2007      10.00          0.02          (0.09)         (0.07)        (0.02)                 -          9.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009               3.50           93,448          15          0.19         (0.17)            n/a            n/a
     12/31/2008             (26.60)          58,062          27          0.19          2.91             n/a            n/a
 01/16(A) - 12/31/2007        7.00           34,588          31          0.18          4.75             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               2.79          111,308          20          0.19         (0.17)            n/a            n/a
     12/31/2008             (34.76)          74,452          29          0.19          2.60             n/a            n/a
 01/16(A) - 12/31/2007        6.70           40,459          31          0.18          3.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009               3.01           44,169          19          0.19         (0.18)            n/a            n/a
     12/31/2008             (39.21)          26,133          48          0.19          2.55             n/a            n/a
 01/16(A) - 12/31/2007        6.50           16,525          28          0.19          3.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              17.10          174,056           7          0.71          1.48             n/a            n/a
     12/31/2008             (29.40)          90,399          97          0.71          1.81             n/a            n/a
 12/03(A) - 12/31/2007       (0.74)          15,294           -          0.70          1.46             n/a            n/a

Class B
     06/30/2009              17.18               29           7          0.51          1.55             n/a            n/a
     12/31/2008             (29.59)              14          97          0.51          1.61             n/a            n/a
 12/03(A) - 12/31/2007       (0.67)              99           -          0.47          1.93             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              (7.39)         128,502           5          0.71          4.07             n/a            n/a
     12/31/2008             (25.93)         101,329          64          0.71          4.47             n/a            n/a
 12/03(A) - 12/31/2007       (2.24)           7,203           -          0.70          2.03             n/a            n/a

Class B
     06/30/2009              (7.25)             105           5          0.51          4.30             n/a            n/a
     12/31/2008             (25.79)             120          64          0.51          4.41             n/a            n/a
 12/03(A) - 12/31/2007       (2.28)              98           -          0.47          3.29             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009               9.98          138,558           5          0.71          2.00             n/a            n/a
     12/31/2008             (35.84)          96,643          98          0.71          1.88             n/a            n/a
 12/03(A) - 12/31/2007       (0.81)          18,261           -          0.70          2.06             n/a            n/a

Class B
     06/30/2009              10.14               29           5          0.51          2.21             n/a            n/a
     12/31/2008             (35.73)              35          98          0.51          1.55             n/a            n/a
 12/03(A) - 12/31/2007       (0.71)              99           -          0.48          2.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009            $ 6.37        $ 0.06         $ 0.57         $ 0.63           $ -                $ -        $ 7.00
     12/31/2008             10.07          0.20          (3.79)         (3.59)        (0.11)              0.00 (F)      6.37
 12/03(A) - 12/31/2007      10.00          0.01           0.06           0.07          0.00 (F)              -         10.07

Class B
     06/30/2009              6.37          0.07           0.57           0.64             -                  -          7.01
     12/31/2008             10.07          0.20          (3.78)         (3.58)        (0.12)              0.00 (F)      6.37
 12/03(A) - 12/31/2007      10.00          0.01           0.07           0.08         (0.01)                 -         10.07
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009              6.79             -           0.50           0.50             -                  -          7.29
     12/31/2008              9.93          0.21          (3.35)         (3.14)         0.00 (F)              -          6.79
 12/03(A) - 12/31/2007      10.00          0.02          (0.09)         (0.07)            -                  -          9.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12

Class B
     06/30/2009             13.03          0.20           0.28           0.48             -                  -         13.51
     12/31/2008             17.84          0.52          (4.25)         (3.73)        (0.42)             (0.66)        13.03
     12/31/2007             17.39          0.52           0.81           1.33         (0.17)             (0.71)        17.84
     12/31/2006             15.64          0.45           1.72           2.17         (0.18)             (0.24)        17.39
     12/31/2005             16.98          0.37           0.58           0.95         (0.38)             (1.91)        15.64
 03/05(A)-12/31/2004        16.19          0.17           0.89           1.06         (0.17)             (0.10)        16.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00

Class B
     06/30/2009              1.00             -              -              -             -                  -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
 03/05(A)-12/31/2004         1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009             9.89 %        $ 140,305         12%        0.71 %        2.11 %             n/a            n/a
     12/31/2008             (35.67)         103,601         115          0.71          2.38             n/a            n/a
 12/03(A) - 12/31/2007        0.74            9,806           -          0.70          1.26             n/a            n/a

Class B
     06/30/2009              10.05              101          12          0.51          2.37             n/a            n/a
     12/31/2008             (35.58)              88         115          0.51          2.35             n/a            n/a
 12/03(A) - 12/31/2007        0.81              101           -          0.48          1.64             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009               7.36          388,453           6          0.06         (0.06)            n/a            n/a
     12/31/2008             (31.62)         265,183          15          0.06          2.54             n/a            n/a
 12/03(A) - 12/31/2007       (0.70)          22,194           -          0.05          2.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a

Class B                                                         (Q)
     06/30/2009               3.68              708          32 (Q)      0.59          3.14             n/a            n/a
     12/31/2008             (20.62)             662          60 (Q)      0.58          3.21             n/a            n/a
     12/31/2007               7.73              665          41 (Q)      0.58          2.83             n/a            n/a
     12/31/2006              13.89              276          46 (Q)      0.59          2.75             n/a            n/a
     12/31/2005               5.52              198          42 (Q)      0.59          2.42             n/a            n/a
 03/05(A)-12/31/2004          6.54               22         121          0.60          2.68             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a

Class B
     06/30/2009               0.20            7,904         n/a          0.37          0.48            0.37           0.48
     12/31/2008               2.40 (R)        7,220         n/a          0.37          2.32             n/a            n/a
     12/31/2007               4.97            4,617         n/a          0.38          4.84             n/a            n/a
     12/31/2006               4.70            2,955         n/a          0.39          4.80             n/a            n/a
     12/31/2005               2.91              469         n/a          0.40          2.88             n/a            n/a
 03/05(A)-12/31/2004          0.91               38         n/a          0.40          1.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71

Class B
     06/30/2009             12.79          0.14           0.22           0.36             -                  -         13.15
     12/31/2008             19.57          0.36          (6.85)         (6.49)        (0.01)             (0.28)        12.79
     12/31/2007             19.66          0.33           1.25           1.58         (0.33)             (1.34)        19.57
     12/31/2006             16.91          0.34           3.22           3.56         (0.11)             (0.70)        19.66
     12/31/2005             16.68          0.21           1.20           1.41         (0.20)             (0.98)        16.91
 03/05(A)-12/31/2004        15.47          0.11           1.31           1.42         (0.11)             (0.10)        16.68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36

Class B
     06/30/2009             12.83          0.03           1.98           2.01             -                  -         14.84
     12/31/2008             22.69          0.09          (9.79)         (9.70)        (0.02)             (0.14)        12.83
     12/31/2007             22.02          0.15           2.09           2.24         (0.12)             (1.45)        22.69
     12/31/2006             19.50          0.14           2.58           2.72         (0.03)             (0.17)        22.02
     12/31/2005             18.38          0.06           1.10           1.16         (0.04)                 -         19.50
 03/05(A)-12/31/2004        17.44          0.08           0.93           1.01         (0.07)                 -         18.38
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87

Class B
     06/30/2009             16.44          0.01           2.86           2.87             -                  -         19.31
     12/31/2008             30.71          0.01         (12.48)        (12.47)            -              (1.80)        16.44
     12/31/2007             29.28          0.06           5.01           5.07          0.00 (F)          (3.64)        30.71
     12/31/2006             29.76          0.03           2.05           2.08         (0.01)             (2.55)        29.28
     12/31/2005             27.92          0.01           4.00           4.01             -              (2.17)        29.76
 03/05(A)-12/31/2004        26.20         (0.03)          3.25           3.22             -              (1.50)        27.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a

Class B
     06/30/2009                 2.81           12,007          31          0.64          2.29             n/a            n/a
     12/31/2008               (33.19)          10,950          54          0.63          2.13             n/a            n/a
     12/31/2007                 8.13           15,294          41          0.63          1.59             n/a            n/a
     12/31/2006                21.05           12,976          34          0.64          1.76             n/a            n/a
     12/31/2005                 8.41              158          29          0.65          1.62             n/a            n/a
 03/05(A)-12/31/2004            9.22               27         136          0.66          1.73             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50

Class B
     06/30/2009                15.67           24,847          38          0.71          0.52             n/a            n/a
     12/31/2008               (42.75)          19,925          54          0.70          0.50             n/a            n/a
     12/31/2007                10.31           34,482          56          0.68          0.62             n/a            n/a
     12/31/2006                13.95           32,185          46          0.70          0.64             n/a            n/a
     12/31/2005                 6.30              193          41          0.70          0.45             n/a            n/a
 03/05(A)-12/31/2004            5.81               24          37          0.73          1.21            0.74           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)

Class B
     06/30/2009                17.46           22,830          20          0.82          0.06             n/a            n/a
     12/31/2008               (40.56)          17,811          37          0.82          0.05             n/a            n/a
     12/31/2007                17.50           29,638          45          0.82          0.18             n/a            n/a
     12/31/2006                 6.97           24,998          37          0.81          0.08             n/a            n/a
     12/31/2005                14.32              276          30          0.82         (0.12)            n/a            n/a
 03/05(A)-12/31/2004           12.32               33          34          0.81         (0.24)           0.82          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64

Class B
     06/30/2009              7.14          0.11           0.61           0.72             -                  -          7.86
     12/31/2008             14.95          0.23          (6.34)         (6.11)        (0.27)             (1.43)         7.14
     12/31/2007             15.83          0.29          (0.14)          0.15         (0.14)             (0.89)        14.95
     12/31/2006             14.03          0.26           2.58           2.84         (0.07)             (0.97)        15.83
     12/31/2005             13.69          0.17           0.71           0.88         (0.11)             (0.43)        14.03
 03/05(A)-12/31/2004        12.50          0.05           1.18           1.23         (0.04)                 -         13.69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99

Class B
     06/30/2009                10.08              460          11          0.78          3.13             n/a            n/a
     12/31/2008               (40.39)             385          29          0.76          1.85             n/a            n/a
     12/31/2007                 1.03              641          33          0.75          1.73             n/a            n/a
     12/31/2006                20.30              391          26          0.76          1.71             n/a            n/a
     12/31/2005                 6.42              281          29          0.77          1.28             n/a            n/a
 03/05(A)-12/31/2004            9.87               34          42          0.79          1.51            0.80           1.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."



This Supplement is dated September 28, 2009.

(To be used with:         )

                                                            CM____________ 09/09

                       SUPPLEMENT DATED SEPTEMBER 28, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST


Please note that the changes are effective September 28, 2009, except as otherwise noted.


Please note that the changes apply to your variable annuity and/or variable life product(s).

PLEASE REMOVE ALL INFORMATION AND REFERENCES TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND JNL/GOLDMAN SACHS SHORT DURATION BOND FUND JNL/PPM AMERICA CORE EQUITY FUND JNL/S&P RETIREMENT INCOME FUND JNL/S&P RETIREMENT 2015 FUND JNL/S&P RETIREMENT 2020 FUND JNL/S&P RETIREMENT 2025 FUND


ON PAGE 27, PLEASE DELETE  PARAGRAPH (1) IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     (1) Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/M&G Global Basics Fund,
JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P
Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P
Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, and JNL/Lazard Mid Cap Equity Fund, shall be a "diversified company," as such term is defined under the 1940 Act.


ON PAGE 28, PLEASE DELETE  PARAGRAPH (5) IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     (5) No Fund, except the JNL/Ivy Asset Strategy Fund, may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


FOR JNL/IVY ASSET STRATEGY FUND:

     (a) The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     (b) The Fund may invest up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     (c) The Fund will primarily invest in commodities through the purchase and sale of precious metals.

     (d) The Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

FOR JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND:

     (a)  The Fund  normally  invests in  instruments  that  provide  investment
          exposure  to  global  equity,  bond  and  currency  markets,   and  in
          fixed-income securities.

     (b) The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

     (c)  The Fund will ordinarily invest in at least three countries.

     (d) The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts.

     (e) The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

FOR JNL/T. ROWE PRICE SHORT-TERM BOND FUND:

     (a)  The  Fund  will  invest  in a  diversified  portfolio  of  short-  and
          intermediate-term    investment-grade   corporate,   government,   and
          mortgage-backed securities.

     (b) The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities.

     (c) Normally, the Fund will invest at least 80% of its net assets in bonds and the Fund's average effective maturity will not exceed three years.

     (d) The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

     (e) The Fund may also invest in other securities, and use futures, options, swaps, and other derivative instruments.


ON PAGE 39, PLEASE DELETE THE PARAGRAPHS UNDER THE SECTION ENTITLED "OPERATING POLICIES" AND REPLACE IT WITH THE FOLLOWING:

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Listed Private Equity Fund, and Funds sub-advised by Standard & Poor's Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.


ON PAGE 40, PLEASE DELETE THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST" AND REPLACE IT WITH THE FOLLOWING:

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (72 portfolios), JNL
Investors Series Trust (25 portfolios), and JNL Variable Fund LLC (20 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.


ON PAGES 41 AND 42, PLEASE UPDATE THE "NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEES" TO 117 FOR EACH TRUSTEE LISTED.



ON PAGE 41, IN THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST," PLEASE DELETE THE ROW FOR WILLIAM J. CROWLEY, JR. AND ADD THE FOLLOWING ROW IN ITS
PLACE:



----------------------------------------------------------------------------- -------------------------------------

                                                           POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                        WITH TRUST         NUMBER OF PORTFOLIOS IN FUND
                                                         (LENGTH OF TIME SERVED)  COMPLEX TO BE OVERSEEN BY TRUSTEE
----------------------------------------------------------------------------- -------------------------------------

William J. Crowley, Jr. (63)                                Trustee 2                           120
1 Corporate Way                                             (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Managing Partner  (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Alpha Natural Resources;  Director of Foundation Coal Holdings, Inc.
(from 12/04 until 7/09 when the  company  was  acquired);  Director of Bio Veris
Corporation  (from 5/04 until 6/07 when the company was  acquired);  Director of
Provident  Bankshares  Corporation  (from 5/03 until 5/09 when the  company  was acquired)
-------------------------------------------------------------------------------------------------------------------


ON PAGE 48 THROUGH 57, PLEASE DELETE THE SECTION ENTITLED "PRINCIPAL HOLDERS OF THE TRUST'S SHARES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES

As of September 9, 2009, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

     Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

As of September 9, 2009, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:


------------------------------------------------ --------------------------- --------------------- ------------------------
FUND                                             NAME AND ADDRESS            AMOUNT OF OWNERSHIP    PERCENTAGE OF SHARES
                                                                                                            OWNED
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            2,227,956.740         6.33%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 50 Fund                    Attn: Mark Nerud            1,854,556.184         5.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/AIM INTERNATIONAL GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            6,675,147.038         17.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            6,098,681.974         15.57%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            3,616,378.649         9.23%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            2,736,985.750         6.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            10,458,086.043        20.16%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            10,119,866.093        19.51%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            4,665,862.585         8.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            4,270,044.682         8.23%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            903,672.106           6.97%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            810,057.825           6.24%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            722,230.510           5.57%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            2,718,980.316         17.23%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            2,101,287.749         13.32%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            1,382,341.507         8.76%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,023.932            26.02%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            4,036,991.504         16.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            2,832,171.769         11.69%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            1,837,734.750         7.58%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       5,542.904             30.51%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 65 Fund                    Jackson National Life       2,020,826.383         13.03%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 50 Fund                    Jackson National Life       1,978,890.998         12.76%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 35 Fund                    Jackson National Life       927,239.785           5.98%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       11,062.101            60.02%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       14,468.865            51.54%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            2,341,583.044         14.96%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            1,200,174.258         7.67%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            912,691.268           5.83%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Franklin Templeton Founding Strategy Fund    Attn: Mark Nerud            34,903,547.810        79.77%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Franklin Templeton Founding Strategy Fund    Attn: Mark Nerud            27,398,291.284        41.15%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Franklin Templeton Founding Strategy Fund    Attn: Mark Nerud            31,918,502.318        66.83%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            1,709,820.898         9.72%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            1,279,249.679         7.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            986,148.715           5.61%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            10,263,510.586        17.92%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            7,454,185.313         13.01%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud            7,316,338.661         12.77%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            3,378,365.491         5.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            800,000.000           8.43%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            500,000.000           5.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            500,000.000           5.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,000.000            59.90%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            4,295,883.615         15.76%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            4,006,716.847         14.70%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            2,832,496.654         10.39%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            1,885,029.725         6.80%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       361,733.711           51.28%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            8,990,856.398         21.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud            8,301,194.750         20.00%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            7,900,866.184         19.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            10,470,032.122        15.55%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            9,184,424.290         13.64%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            4,548,574.632         6.75%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            3,402,863.965         5.05%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            877,929.594           9.10%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            629,365.720           6.53%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            498,397.537           5.17%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       6,801.585             46.95%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            7,036,565.408         13.76%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud            4,823,533.782         9.43%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            4,551,802.038         8.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            4,133,253.112         7.32%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            3,738,093.541         6.62%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       490,000.000           31.87%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,000.000            54.37%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       490,410.582           44.09%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,012.380            100.00%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       190,797.250           29.76%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,045.845            96.88%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Mellon Capital Management Index 5 Fund       Attn: Mark Nerud            2,722,810.571         5.32%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       576,286.354           42.65%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       290,000.000           25.04%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,000.000            96.54%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Disciplined Moderate Growth Fund         Attn: Mark Nerud            4,231,154.341         5.13%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Mellon Capital Management Index 5 Fund       Attn: Mark Nerud            3,136,064.599         8.19%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Mellon Capital Management Index 5 Fund       Attn: Mark Nerud            3,210,732.777         7.29%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            3,909,432.254         14.62%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            2,952,325.679         11.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            1,761,321.073         6.59%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            673,419.699           6.43%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,224.640            62.95%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,000.000            30.74%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            10,015,042.062        11.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            7,311,448.185         8.68%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud            5,294,895.797         6.29%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            4,239,984.644         5.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,576.059            43.43%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            12,380,803.717        7.95%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            10,880,985.045        6.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud            9,248,514.155         5.94%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       5,645.224             76.25%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,170.745            96.32%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       434,894.285           100.00%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 4895
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       48,353.518            93.78%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 50 Fund                    Attn: Mark Nerud            2,237,647.330         13.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 65 Fund                    Attn: Mark Nerud            1,999,320.915         12.42%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 35 Fund                    Attn: Mark Nerud            1,230,987.559         7.65%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,061.132            69.94%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud            13,255,076.130        56.81%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud            13,992,039.672        64.34%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,315.586            46.31%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud            15,992,064.604        70.08%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud            16,372,636.403        74.14%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life       10,195.101            69.99%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            72,144,373.790        6.06%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            9,338,935.639         21.10%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            9,200,663.838         20.79%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            4,796,355.013         10.84%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            3,389,541.516         7.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            6,347,968.515         13.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            4,329,404.778         9.54%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            3,535,157.613         7.79%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            2,409,697.997         7.77%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            1,755,122.492         5.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud            12,102,520.629        17.49%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud            10,708,145.638        15.47%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud            5,351,213.242         7.73%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud            3,824,878.484         5.53%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------


Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, as of September 9, 2009, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:


------------------------------------------------ --------------------------- --------------------- -----------------------
FUND                                             NAME AND ADDRESS            AMOUNT OF OWNERSHIP    PERCENTAGE OF SHARES
                                                                                                           OWNED
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Raymond Goodson             14,400.339            37.38%
                                                 3008 Fallentine Road
                                                 Sandy, UT 84093
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Rosemarie Durbin            7,855.352             37.42%
                                                 6708 Bridge Hill Cove
                                                 Austin, TX 78746
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Raymond Goodson             8,342.536             45.36%
                                                 3008 Fallentine Road
                                                 Sandy, UT 84093
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Rosemarie Durbin            18,772.212            29.51%
                                                 6708 Bridge Hill Cove
                                                 Austin, TX 78746
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Daniel Cecil                1,635.331             41.31%
                                                 10720 Fall Road
                                                 Fishers, IN 46037
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Garrett C Burris Irrev      1,174.984             27.51%
                                                 Trust
                                                 Regions Bank Trustee
                                                 PO Box 10885
                                                 Birmingham, AL 35202
------------------------------------------------ --------------------------- --------------------- -----------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Gregory Martin              1,367.678             32.02%
                                                 1004 SW Troy Street
                                                 Portland, OR 97219
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Roden Insurance Trust       26,838.263            49.77%
                                                 4800 E 42nd Street
                                                 Suite 400
                                                 Odessa, TX 79762
------------------------------------------------ --------------------------- --------------------- -----------------------



The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.


ON PAGE 64, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The benchmarks used to measure performance of the portfolio managers for the JNL/Capital Guardian Global Balanced Fund include, as applicable, the MSCI AC World Index, an adjusted MSCI AC World Ex-U.S. Index, an adjusted MSCI Emerging Markets Index, an Emerging Markets consultant universe, an adjusted Lipper International Index, an adjusted Lipper Global Index, an adjusted MSCI World Index, a customized Growth and Income Index based on the Lipper Growth and Income Index, the MSCI North America Index, and the MSCI USA Index.



ON PAGE 69, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "CREDIT SUISSE ASSET MANAGEMENT, LLC" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010 is the Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of December 31, 2008, the asset management business of Credit Suisse had approximately $390 billion in assets under management. Credit Suisse is compensated directly by the Adviser and not by the Fund.


ON PAGES 70 AND 71, UNDER SECTION TITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND


ON PAGE 71, UNDER SECTION TITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND", PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND:


ON PAGES 82 THROUGH 87, PLEASE DELETE ALL REFERENCES TO THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND, AND ITS RELATED INFORMATION.


IN THE SECTION ENTITLED "INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICES PROVIDERS", PLEASE ADD THE FOLLOWING:

IVY INVESTMENT MANAGEMENT COMPANY


     Ivy Investment Management Company ("IICO"), located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217, serves as Sub-Adviser to the JNL/Ivy Asset Strategy Fund. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") and is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

     IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

     Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR's 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. Bonus compensation is not based upon, or calculated due to, the amount of the mutual fund assets under management attributable to a respective portfolio manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of June 30, 2009:



JNL/Ivy Asset Strategy Fund
Michael L. Avery                                                                Number Of                    Total
                                                                                ACCOUNTS              ASSETS (IN MILLIONS)
registered investment companies: .......................                           13                       $18,233
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                            0                          $0
                                                                         ------------------------    -----------------------

Ryan F. Caldwell                                                                Number Of                    Total
                                                                                ACCOUNTS              ASSETS (IN MILLIONS)
registered investment companies: .......................                            6                       $17,306
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                            1                        $0.01
                                                                         ------------------------    -----------------------


CONFLICTS OF INTEREST

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

     o The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio
          managers  by  having  a  portfolio   manager  focus  on  a  particular
          investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

     o The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

     IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/IVY ASSET STRATEGY FUND


----------------------------------------- --------------------------- --------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS        Michael L. Avery           Ryan F. Caldwell
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
None                                                  X                           X
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$1-$10,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$10,001-$50,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$50,001-$100,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$100,001-$500,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$500,001-$1,000,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
Over $1,000,000
----------------------------------------- --------------------------- --------------------------



ON PAGE 98, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "MELLON CAPITAL MANAGEMENT CORPORATION" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund. Mellon Capital also serves as co-Sub-Adviser to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend
Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.


ON PAGE 99, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":


JNL/Mellon Capital Management Global Alpha Fund

Helen Potter, Vassilis Dagioglu and James Stavena                               Number Of                    Total
                                                                                ACCOUNTS                     ASSETS

registered investment companies: .......................                            7                       $9,149m
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                           29                       $6,555m
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                           166                      $8,748m
                                                                         ------------------------    -----------------------



ON PAGE 99, PLEASE ADD THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND" IN ITS
ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND


------------------------------------ ---------------------- ------------------------ -----------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                 Helen Potter          Vassilis Dagioglu         James Stavena
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
None                                           X                       X                       X
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$1-$10,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$10,001-$50,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$50,001-$100,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$100,001-$500,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$500,001-$1,000,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
Over $1,000,000
------------------------------------ ---------------------- ------------------------ -----------------------


ON PAGE 115, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":


Safia Mehta, CFA                                                                Number Of                    Total
                                                                                ACCOUNTS                     ASSETS

registered investment companies: .......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                            0                          $0
                                                                         ------------------------    -----------------------



ON PAGE 116, PLEASE DELETE AND REPLACE THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND" IN ITS ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND


---------------------------------------- ------------------------- ---------------------- ----------------------
SECURITY OWNERSHIP OF PORTFOLIO                  Massimo                                          Safia
MANAGERS                                        Santicchia             John W. Krey            Mehta, CFA
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
None                                                X                        X                      X
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------



ON PAGE 116, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "T. ROWE PRICE ASSOCIATES, INC." IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


ON PAGE 117, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":


JNL/T. Rowe Price Short-Term Bond Fund (as of May 31, 2009)
Edward A. Wiese                                                                 Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                            5                    $4,090,550,644
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            3                     $458,622,343
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                           23                    $4,336,291,515
                                                                         ------------------------    -----------------------


ON PAGE 118, PLEASE ADD THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND" IN ITS ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND


------------------------------------ ----------------------
SECURITY OWNERSHIP OF                   Edward A. Wiese
PORTFOLIO MANAGERS
------------------------------------ ----------------------
------------------------------------ ----------------------
None                                           X
------------------------------------ ----------------------
------------------------------------ ----------------------
$1-$10,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$10,001-$50,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$50,001-$100,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$100,001-$500,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$500,001-$1,000,000
------------------------------------ ----------------------
------------------------------------ ----------------------
Over $1,000,000
------------------------------------ ----------------------


ON PAGE 123, PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON PAGE 123, PLEASE DELETE THE ROW FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND IN ITS ENTIRETY.


ON PAGE 123, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/IVY ASSET STRATEGY FUND:

FUND                            ASSETS                         FEES
JNL/Ivy Asset Strategy Fund     $0 to $500 milllion            .55%
                                Over $500 million              .47%

ON PAGE 124, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND:

FUND                            ASSETS                         FEES
JNL/Mellon Capital Management   $0 to $100 milllion            .67%
Global Alpha Fund               $100 million to $300 million   .60%
                                Over $300 million              .55%


ON PAGE 125, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND:

FUND                           ASSETS                         FEES
JNL/T. Rowe Price              $0 to $100 milllion            .20%
Short-Term Bond Fund(9)        $100 million to $250 million   .175%
                               $250 million to $500 million   .125%
                               Over $500 million              .10%


(9) For net assets less than $100 million, the sub-adviser fees will be .30% on net assets up to $50 million and 0.25% on net assets greater than $50 million. The sub-adviser fee will reset to .20% on net assets from $0 to $100 million, once assets reach $100 million. The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million. The credit will apply at an asset range between approximately $70 million and $100 million. The transitional credit will only apply when asset levels decrease due to market depreciation and not when asset levels decrease due to redemption activity.


ON PAGE 127, PLEASE ADD THE FOLLOWING DISCLOSURE BEFORE THE PARAGRAPH ENTITLED "ADMINISTRATIVE FEE":

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



ON PAGE 127, PLEASE DELETE THE FIRST TWO PARAGRAPHS OF THE SECTION ENTITLED "ADMINISTRATIVE FEE" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

ADMINISTRATIVE FEE. Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PAM China-India Fund, the JNL/Red Rocks Listed Private Equity Fund and the JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), pays to JNAM ("Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Fund.

Each of the following Funds pays an Administrative Fee of 0.15%: the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, and the JNL/Red Rocks Listed Private Equity Fund.


ON PAGE 145, AT THE END OF THE SECTION ENTITLED "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" PLEASE ADD THE FOLLOWING PARAGRAPHS:

DIVIDENDS

     The JNL/Select Money Market Fund intends to declare as dividends substantially all of the net investment income, if any. Dividends from the net investment income and the net capital gain, if any, will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

     The Fund seeks to maintain constant per share NAV of $1.00. Dividends from net investment income and net capital gain, if any, for the Fund will be declared and reinvested, or paid in cash, as to a class daily so long as class income exceeds class expenses on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day. The fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When the fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, the fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes;
(2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.


EFFECTIVE OCTOBER 1, 2009, ON PAGES 124 AND 125, PLEASE DELETE THE ROWS FOR JNL/PIMCO REAL RETURN FUND AND JNL/PIMCO TOTAL RETURN BOND FUND, AND REPLACE THEM WITH THE FOLLOWING:

  JNL/PIMCO Real Return Fund                                         $0 to $1 billion                             .25%
                                                                     Over $1 billion                              .20%

  JNL/PIMCO Total Return Bond Fund(10)                               All Assets                                   .25%

  JNL/PIMCO Total Return Bond Fund(11)                               $0 to $1 billion                             .25%
                                                                     Over $1 billion                              .225%


(10) When aggregate net assets of JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund fall below $3 billion, the annual rate is applicable to all the amounts in the JNL/PIMCO Total Return Bond Fund. 11 When aggregate net assets of JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund equal or exceed $3 billion, the annual rate is applicable to amounts over $1 billion in the JNL/PIMCO Total Return Bond Fund.


EFFECTIVE OCTOBER 5, 2009, ON PAGE 28, PLEASE ADD THE FOLLOWING UNDER THE SECTION ENTITLED "OPERATING POLICIES":

FOR JNL/CREDIT SUISSE COMMODITY SECURITIES FUND:

     (a) The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.

     (b) The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

     (c) The Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.

     (d) The Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.

     (e) The Fund may hold a portion of its portfolio in fixed-income securities. (f) The Fund may not invest directly in commodities.



This Supplement is dated September 28, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)


                                                                   CMX4136 09/09

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

       (a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

       (b)(1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (3) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

       (c)     Not Applicable.

       (d)(1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

         (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by r eference to Registrant's Post-Effective Amendment No. 1 2 filed with the Securities and Exchange Commission on January 16, 1998.

         (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

         (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective
               Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference t o Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (66) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (67) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (68)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (71) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (72) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (81)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson   National   Asset   Management,   LLC   and  AIM Capital
               Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (82)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (84) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (85) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (86) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (87)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated
               January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (96) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (97)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (98) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (99) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (100) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (101) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (102) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (103)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (104) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (105) Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (106) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (107) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (108) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors
               Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (109) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (110) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (111) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (112) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (113)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (114) Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (115)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

        (116) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (117)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (118) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (119) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (120) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (121) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (122) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

        (123) Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (124) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (125) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (126) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (127) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (128) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (129)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (130) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust
               Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (131)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (132) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (133) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (134) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (135) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (136) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (137) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (138) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (139) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (140)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (141) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (142) REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

        (143) REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

        (144) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (145) Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (146) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (147) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (148) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (149) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (150) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (151) Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (152) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (153) Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (154) Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (155) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management
               Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (156) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (157) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (158) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (159) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (160) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (161) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (162) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (163) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (164) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (165) Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

        (166)  Amendment  to  Investment Sub-Advisory  Agreement between Jackson
               National   Asset   Management,  LLC   and   Credit  Suisse  Asset
               Management, LLC,  dated  June 15, 2009, attached hereto.

        (167)  Amendment  to  Investment Sub-Advisory  Agreement between Jackson
               National  Asset   Management,  LLC   and   J.P. Morgan Investment
               Management, Inc., dated  June 15, 2009, attached hereto.

        (168) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, attached hereto.

        (169) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated September 28, 2009, attached hereto.

        (170) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, attached hereto.

        (171)  Amendment  to  Investment Sub-Advisory  Agreement between Jackson
               National  Asset  Management,  LLC   and  PPM America, Inc., dated
               September 28, 2009, attached hereto.

        (172) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, attached hereto.

        (173) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, attached hereto.

        (174) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, attached hereto.

        (175) Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, attached hereto.

        (176) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Frankin Advisers, Inc. dated June 15, 2009, attached hereto.

        (177) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, attached hereto.

       (e)(1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2)  Amendment  dated  August  7,  1996  to Amended Fund Participation
               Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

         (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (18) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (19) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (20) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (21) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (22) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (23) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (24) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (25) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (26) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, attached hereto.

       (f)     Not Applicable

       (g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

          (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

          (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with t he Securities and Exchange Commission February 27, 2004.

          (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (14) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (15) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (16) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

         (17) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (18) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (19) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (20) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's
               Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (21) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (22) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (23) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (24) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (25) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (26) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (27) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (28) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (29) Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

         (30) Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

         (31) International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

         (32) Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

         (33)  Amendment  dated  September  28,  2009   to   the   Master Global
               Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, to be filed by amendment.

         (34)  Holding  Account  Agreement   between  Registrant and The Bank of
               Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, to be filed by amendment.

       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

          (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated
               January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

          (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated
               January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (20) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (21) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset M anagement, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

         (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective
               Amendment   No.  39  filed  with  the  Securities  and  Exchange
               Commission on February 9, 2005.

         (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (31) Form of Amendment to Administration Agreement between Registrant and Jackson National A sset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (33) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (34) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (35) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (36) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (37) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (38) Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (39) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

         (40) Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (41) Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (42) Plan of Reorganization of the JNL Series Trust, dated April 27, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (43) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (44) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (45)  Form  of  Participation  Agreement  between  Registrant,  Jackson
               National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (46) Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (47) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (48) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (49) Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (50) Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (51) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (52) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (53) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (54) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (55) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (56)  Form  of  Amendment   to  Amended   and  Restated  Administration
               Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (57) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No.64 filed with the Securities and Exchange Commission on September 26, 2008.

         (58)  Form  of  Amendment   to  Amended   and  Restated  Administration
               Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (59) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (60)  Amendment  to  Amended  and  Restated   Administration  Agreement
               between Registrant  and Jackson National Asset Management,   LLC,
               dated September 28, 2009, attached hereto.

         (61) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, attached hereto.

         (62) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED GROWTH FUND (the "Acquiring Fund") and its JNL/S&P GROWTH RETIREMENT STRATEGY FUND (the "Acquired Fund")), attached hereto.

         (63) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED MODERATE GROWTH FUND (the "Acquiring Fund") and its JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND (the "Acquired Fund")), attached hereto.

         (64) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (the "Acquiring Fund") and its JNL/LAZARD SMALL CAP EQUITY FUND (the "Acquired Fund")), attached hereto.

         (65) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (the "Acquiring Fund") and its JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND (the "Acquired Fund")), attached hereto.

         (66) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED MODERATE FUND (the "Acquiring Fund") and its JNL/S&P MODERATE RETIREMENT STRATEGY FUND (the "Acquired Fund")), attached hereto.

         (67) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (the "Acquiring Fund") and its JNL/PPM AMERICA CORE EQUITY FUND (the "Acquired Fund")), attached hereto.

         (68) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P MANAGED MODERATE GROWTH FUND (the "Acquiring Fund") and its JNL/S&P RETIREMENT 2015 FUND (the "Acquired Fund")), attached hereto.

         (69) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P MANAGED GROWTH FUND (the "Acquiring Fund") and its JNL/S&P RETIREMENT 2020 FUND and JNL/S&P RETIREMENT 2025 FUND (the "Acquired Funds")), attached hereto.

         (70) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P MANAGED MODERATE FUND (the "Acquiring Fund") and its JNL/S&P RETIREMENT INCOME FUND (the "Acquired Fund")), attached hereto.

       (i)     Opinion and Consent of Counsel, attached hereto.

       (j)     Consent of Auditors, attached hereto.

       (k)     Not Applicable.

       (l)     Not Applicable.

       (m)(1)  Form  of Brokerage Enhancement Plan, incorporated by reference to
               Registrant's  Post-Effective   Amendment  No.  21  filed with the
               Securities and Exchange Commission on October 19, 2000.

          (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (7)  Form  of  Amended  and Restated Brokerage Enhancement Plan, dated
               May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (9) Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (10) Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (11) Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (12) Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (13) Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (14) Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (15) Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (16) Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (17) Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (18) Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (19)  Distribution Plan, dated  September  28,  2009, attached  hereto.

       (n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (5) Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (6) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (7) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (8) Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

          (9) Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (10) Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (11) Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (12) Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (13) Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (14) Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (15)  Multiple Class Plan,  dated  September 28, 2009, attached hereto.

       (o)     Not Applicable.

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (6)  Janus   Capital  Corporation  Code  of  Ethics,  incorporated  by
               reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (7)  Lazard Asset Management Code of Ethics, incorporated by reference
               to   Registrant's  Post-Effective Amendment No. 22 filed with the
               Securities and Exchange Commission on December 18, 2000.

          (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

         (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

         (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (38) Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (39) Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (40) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (41) Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (42) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

         (43) Code of Ethics for Pacific Investment Management Company, LLC, dated February 15, 2006 incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (44) Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (45) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (46) Code of Ethics for Credit Suisse Asset Management, LLC, dated April, 2006 incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (47) Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (48) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (49) Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (50) Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (51) Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (52) Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (53) Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (54) Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (55) Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (56) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (57) Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (58) Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (59) Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (60) Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (61) Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (62) Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (63) Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (64) Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (65) Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (66) Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (67) Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (68) Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (69) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

         (70) Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (71) Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (72) Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (73) Code of Ethics for Franklin Templeton Investments, dated May 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (74)  Code  of  Ethics  for  INVESCO  Institutional (N.A.), Inc., dated
               June 5, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (75) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (76) Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (77) Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (78) Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (79) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (80) Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (81) Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (82) Code of Ethics for Invesco Asset Management Limited, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (83) Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutational (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (84) Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (85)  Code of  Ethics  for  PPM  America,  Inc.,  dated  March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (86) Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (87) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (88) Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (89) Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (90) Code of Ethics for Capital Guardian Trust Compan, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (91) Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (92) Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (93) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (94) Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (95) Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (96) Code of Ethics for Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (97) Code of Ethics for Invesco Asset Management Limited, dated March 2008, incorporated by reference to Registrant's Post-Effective
               Amendment  No.   68  filed   with  the  Securities  and  Exchange
               Commission on March 24, 2009.

         (98) Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-EffectiveAmendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (99) Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (100) Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (101) Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (102) Code of Ethics for M&G Investment Management Limited, dated February, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (103) Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (104) Code of Ethics for PPM America, Inc., dated March 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (105) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (106) Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (107) Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

         (108) Code of Ethics for Capital Guardian Trust Company, dated June, 2009, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

        Jackson National Separate Account I
        Jackson National Separate Account III
        Jackson National Separate Account IV
        Jackson National Separate Account V
        JNLNY Separate Account I
        JNLNY Separate Account II
        JNLNY Separate Account IV

Item 25. Indemnification.

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article VI of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Kenely, Koors, Nerud, and Piszczek; and Ms. Engler, Ms. Woodworth, Ms. Buiter, Ms. Crosser and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                        Address                    Principal Occupation

Andrew B. Hopping           1 Corporate Way            Chairman (1/1/07 to Present), Managing
                            Lansing, MI 48951          Board Member (3/98 to Present)

Mark D. Nerud               1 Corporate Way            President (1/1/07 to present), Managing
                            Lansing, MI 48951          Board Member (1/1/07 to present)

Susan S. Rhee               1 Corporate Way            Secretary (1/00 to Present)
                            Lansing, MI 48951          Chief Legal Officer (7/04 to Present)

Steven J. Fredricks         1 Corporate Way            Chief Compliance Officer
                            Lansing, MI 48951          (2/05 to Present)

J. Kevin Kenely             1 Corporate Way            Assistant Vice President - Fund Accounting (2/08 to 07/08);
                            Lansing, MI 48951          Vice President (07/08 to Present)

Karen Buiter                1 Corporate Way            Assistant Vice President - Fund Reporting
                            Lansing, MI 48951          (04/15/08 to Present)

Daniel W. Koors             1 Corporate Way            Vice President (1/07 to 01/09)
                            Lansing, MI 48951          Senior Vice President (01/09 to Present)
                                                       Chief Financial Officer (1/07 to Present)

Mark Anderson               1 Corporate Way            Vice President (03/08 to Present)
                            Lansing, MI 48951

Steve Young                 1 Corporate Way            Vice President (11/08 to Present)
                            Lansing, MI 48951

Michael Piszczek            1 Corporate Way            Assistant Vice President - Tax
                            Lansing, MI 48951          (11/2007 to Present)

Robert A. Fritts            1 Corporate Way            Board Member (11/03 to present)
                            Lansing, MI 48951

Thomas J. Meyer             1 Corporate Way            Board Member (11/03 to present)
                            Lansing, MI 48951

Capital Guardian Trust Company; Credit Suisse Asset Management, LLC; Eagle Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Aim Capital Management, Inc.; Invesco Asset Management Ltd.; Invesco Institutional (N.A.), Inc.; J.P. Morgan Investment Management Inc.; Ivy Investment Management Company; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Prudential Asset Management(Singapore) Limited; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

                                                                      File No.

Capital Guardian Trust Company                                        801-60145
Credit Suisse Asset Management, LLC                                   801-37170
Eagle Asset Management, Inc.                                          801-21343
Franklin Advisers, Inc.                                               801-26292
Franklin Advisory Services, LLC                                       801-51967
Franklin Mutual Advisers, LLC                                         801-53068
Goldman Sachs Asset Management, L.P.                                  801-37591
Goldman Sachs Asset Management International                          801-38157
Invesco Aim Capital Management, Inc.                                  801-15211
Invesco Asset Management Ltd.                                         801-50197
Invesco Institutional (N.A.), Inc.                                    801-33949
Ivy Investment Management Company                                     801-61515
J.P. Morgan Investment Management Inc.                                801-21011
Lazard Asset Management LLC                                           801-6568
M&G Investment Management Limited                                     801-21981
Mellon Capital Management Corporation                                 801-19785
OppenheimerFunds, Inc.                                                801-8253
Pacific Investment Management Company LLC                             801-48187
PPM America, Inc.                                                     801-40783
Prudential Asset Management (Singapore) Limited                       801-68252
Red Rocks Capital LLC                                                 801-67832
Standard & Poor's Investment Advisory Services, LLC                   801-51431
Templeton Global Advisors Limited                                     801-42343
T. Rowe Price Associates, Inc.                                        801-856
Wellington Management Company, llp                                    801-15908

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, and for JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Item 28. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

     Not Applicable.

Item 30. Undertakings.

     Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 23rd day of September 2009.

                                      JNL SERIES TRUST

                             By:      /S/ SUSAN S. RHEE
                                      --------------------------------------
                                      Susan S. Rhee
                                      Vice President, Counsel, and Secretary


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                        September 23, 2009
----------------------------------------
Michael Bouchard
Trustee

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*                         September 23, 2009
----------------------------------------
WILLIAM CROWLEY
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                      September 23, 2009
----------------------------------------
Dominic D'Annunzio
Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                         September 23, 2009
----------------------------------------
Michelle Engler
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*                             September 23, 2009
----------------------------------------
JAMES HENRY
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*                         September 23, 2009
----------------------------------------
DANIEL W. KOORS
Vice President, Chief Financial Officer, and Treasurer

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*                     September 23, 2009
----------------------------------------
Richard D. McLellan
Trustee

/S/ MARK D. NERUD BY SUSAN S. RHEE*                           September 23, 2009
----------------------------------------
Mark D. Nerud
President and Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*                        September 23, 2009
----------------------------------------
WILLIAM R. RYBAK
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*                   September 23, 2009
----------------------------------------
PATRICIA A. WOODWORTH
Trustee

* By Susan S. Rhee, Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/S/ Michael J. Bouchard                                         January 1, 2009
----------------------------------------
Michael J. Bouchard

/S/ William J. Crowley, Jr.                                     January 1, 2009
----------------------------------------
William J. Crowley, Jr.

/S/ Dominic A. D'Annunzio                                       January 1, 2009
----------------------------------------
Dominic A. D'Annunzio

/S/ Michelle Engler                                             January 1, 2009
----------------------------------------
Michelle Engler

/S/ James B. Henry                                              January 1, 2009
----------------------------------------
James B. Henry

/S/ Daniel W. Koors                                             January 1, 2009
----------------------------------------
Daniel W. Koors

/S/ Richard D. McLellan                                         January 1, 2009
----------------------------------------
Richard D. McLellan

/S/ Mark D. Nerud                                               January 1, 2009
----------------------------------------
Mark D. Nerud

/S/ William R. Rybak                                            January 1, 2009
----------------------------------------
William R. Rybak

/S/ Patricia A. Woodworth                                       January 1, 2009
----------------------------------------
Patricia A. Woodworth

                                  EXHIBIT LIST

EXHIBIT NUMBER 23  DESCRIPTION

     (d)(166) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, attached hereto as EX-99-23(d)(166).

        (167) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, attached hereto as EX-99-23(d)(167).

        (168)  Amendment  to  Investment Sub-Advisory  Agreement between Jackson
               National  Asset   Management,  LLC    and   Goldman  Sachs  Asset
               Management,  L.P.,  dated   September  28, 2009, attached hereto
               as EX-99-23(d)(168).

        (169) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates,
               Inc., dated September 28, 2009, attached hereto as EX-99-23(d)(169).

        (170) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, attached hereto as EX-99-23(d)(170).

        (171)  Amendment  to  Investment Sub-Advisory  Agreement between Jackson
               National  Asset  Management,  LLC   and  PPM America, Inc., dated
               September 28, 2009, attached hereto as EX-99-23(d)(171).

        (172) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, attached hereto as EX-99-23(d)(172).

        (173) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, attached hereto as EX-99-23(d)(173).

        (174) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, attached hereto as EX-99-23(d)(174).

        (175) Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, attached hereto as EX-99-23(d)(175).

        (176) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Frankin Advisers, Inc. dated June 15, 2009, attached hereto as EX-99-23(d)(176).

        (177) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, attached hereto as EX-99-23(d)(177).

     (e) (26) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, attached hereto as EX-99-23(e)(26).

     (g) (29) Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX-99-23(g)(29).

         (30) Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX-99-23(g)(30).

         (31) International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX-99-23(g)(31).

         (32) Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX-99-23(g)(32).

     (h) (60)  Amendment  to  Amended  and  Restated   Administration  Agreement
               between Registrant  and Jackson National Asset Management,   LLC,
               dated September 28, 2009, attached hereto as EX-99-23(h)(60).

         (61) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, attached hereto as EX-99-23(h)(61).

         (62) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED GROWTH FUND (the "Acquiring Fund") and its JNL/S&P GROWTH RETIREMENT STRATEGY FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(62).

         (63) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED MODERATE GROWTH FUND (the "Acquiring Fund") and its JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(63).

         (64) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (the "Acquiring Fund") and its JNL/LAZARD SMALL CAP EQUITY FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(64).

         (65) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (the "Acquiring Fund") and its JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(65).

         (66) Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P DISCIPLINED MODERATE FUND (the "Acquiring Fund") and its JNL/S&P MODERATE RETIREMENT STRATEGY FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(66).

         (67) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (the "Acquiring Fund") and its JNL/PPM AMERICA CORE EQUITY FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(67).

         (68) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P MANAGED MODERATE GROWTH FUND (the "Acquiring Fund") and its JNL/S&P RETIREMENT 2015 FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(68).

         (69) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P MANAGED GROWTH FUND (the "Acquiring Fund") and its JNL/S&P RETIREMENT 2020 FUND and JNL/S&P RETIREMENT 2025 FUND (the "Acquired Funds")), attached hereto as EX-99-23(h)(69).

         (70) Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P MANAGED MODERATE FUND (the "Acquiring Fund") and its JNL/S&P RETIREMENT INCOME FUND (the "Acquired Fund")), attached hereto as EX-99-23(h)(70).

     (i)       Opinion and Consent of Counsel, attached hereto as EX-99-23(i).

     (j)       Consent of Auditors, attached hereto as EX-99-23(j).

     (m) (19) Distribution Plan, dated September 28, 2009, attached hereto as EX-99-23(m)(19).

     (n) (15) Multiple Class Plan, dated September 28, 2009, attached hereto as EX-99-23(n)(15).

     (p)(108) Code of Ethics for Capital Guardian Trust Company, dated June, 2009, attached hereto as EX-99-23(p)(108).